Organization and Principal Activities - Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Guangzhou Lizhi Network Technology Co., Ltd ("Guangzhou Lizhi")
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China Y2007
Principal activities	Audio entertainment and podcast business
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Huanliao Network Technology Co., Ltd. ("Guangzhou Huanliao")
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China Y2016
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Wuhan Lizhi Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation/acquisition	Wuhan, China Y2017
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Wuhan Yuyinliaorao Network Technology Co., Ltd
Organization and Reorganization
Place and year of incorporation/acquisition	Wuhan, China Y2019
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Qianyue Media Co., Ltd.
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China Y2023
Principal activities	Audio entertainment business and others
Percentage of direct or indirect economic ownership	100.00%
Beijing Guoyin Network Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation/acquisition	Beijing, China Y2020
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Hainan Kuangyin Network Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation/acquisition	Hainan, China Y2021
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Lizhi Inc. ("Lizhi BVI")
Organization and Reorganization
Place and year of incorporation/acquisition	British Virgin Islands, Y2010
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Lizhi Holding Limited ("Lizhi HK")
Organization and Reorganization
Place and year of incorporation/acquisition	Hong Kong, China Y2010
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Beijing Hongyiyichuang Information Technology Co., Ltd ("Hongyi Technology")
Organization and Reorganization
Place and year of incorporation/acquisition	Beijing, China Y2011
Principal activities	Technical support and consulting services, advertising service
Percentage of direct or indirect economic ownership	100.00%
Tiya Inc. ("Tiya Cayman")
Organization and Reorganization
Place and year of incorporation/acquisition	Cayman Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
VOCAL BEATS Inc. ("Vocal Beats")
Organization and Reorganization
Place and year of incorporation/acquisition	British Virgin Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	68.50%
TIYA INC ("Tiya BVI")
Organization and Reorganization
Place and year of incorporation/acquisition	British Virgin Islands, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
Tiya Holding Limited ("Tiya HK")
Organization and Reorganization
Place and year of incorporation/acquisition	Hong Kong, China, Y2019
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
TIYA PTE. LTD.
Organization and Reorganization
Place and year of incorporation/acquisition	Singapore, Y2019
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	100.00%
NASHOR PTE. LTD.
Organization and Reorganization
Place and year of incorporation/acquisition	Singapore, Y2019
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
BUZ TECHNOLOGY PTE. LTD.
Organization and Reorganization
Place and year of incorporation/acquisition	Singapore, Y2021
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
VOPI PTE. LTD.
Organization and Reorganization
Place and year of incorporation/acquisition	Singapore, Y2021
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
Vocalbeats CO., LTD. (Formerly known as TIYA CO., LTD.)
Organization and Reorganization
Place and year of incorporation/acquisition	Japan, Y2022
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
FUNAGE FZ-LLC
Organization and Reorganization
Place and year of incorporation/acquisition	UAE, Y2022
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	68.50%
SONICO SDN. BHD.
Organization and Reorganization
Place and year of incorporation/acquisition	Malaysia, Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	68.50%
Guangzhou Tiya Information Technology Co., Ltd. ("Guangzhou Tiya")
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China, Y2019
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Tiya Inc. ("Tiya USA")
Organization and Reorganization
Place and year of incorporation/acquisition	USA, Y2020
Principal activities	Social Networking and others
Percentage of direct or indirect economic ownership	100.00%
Guangzhou QingYin Information Technology Co., Ltd. ("Guangzhou QingYin")
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%
Guangzhou Yuyin Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	68.50%
Guangzhou Yuechuang Information Technology Co., Ltd.
Organization and Reorganization
Place and year of incorporation/acquisition	Guangzhou, China, Y2022
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%